Deferred revenue and deferred platform commission fees - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets (Deferred platform commission fees)
Balance at the beginning	$ 73,996	$ 94,682
Deferred during the year	72,320	74,250
Released to profit or loss	(79,206)	(94,936)
Balance at the end	$ 67,110	$ 73,996